Earnings Per Share	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Common Stock Offering

On October 14, 2016, Mammoth Inc.’s common stock began trading on The Nasdaq Global Select Market under the symbol “TUSK.” On October 19, 2016, the Company closed the IPO of 7,750,000 shares of common stock at $15.00 per share. Net proceeds to Mammoth Inc. from its sale of 7,500,000 shares of common stock were approximately $103.1 million.

The authorized capital stock of the Company consists of 200 million shares of common stock, par value $0.01 per share, and 20 million shares of preferred stock, par value $0.01 per share.

Earnings Per Share

In connection with the contribution of Operating Entities to the Partnership in November 2014, the Partnership issued an aggregate of 30,000,000 common units to Mammoth Holdings, Gulfport and Rhino. Upon the conversion of the Partnership into Mammoth LLC, a limited liability company, in October 2016, the common units were converted into an equal number of membership interests in Mammoth LLC. Finally, when Mammoth Holdings, Gulfport and Rhino contributed their 30,000,000 membership interests in Mammoth LLC to the Company in connection with the IPO, the Company issued to them an aggregate of 30,000,000 shares of the Company's common stock. Accordingly, for purposes of comparability of earnings per equity security, the amount of outstanding equity was the same for all periods presented.

	Three Months Ended March 31,
	2017	2016
Basic loss per share:
Allocation of earnings:
Net loss	$(4,981,279)	$(23,364,969)
Weighted average common shares outstanding	37,500,000	30,000,000
Basic loss per share	$(0.13)	$(0.78)

Diluted loss per share:
Allocation of earnings:
Net loss	$(4,981,279)	$(23,364,969)
Weighted average common shares, including dilutive effect (a)	37,500,000	30,000,000
Diluted loss per share	$(0.13)	$(0.78)

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

Unaudited Pro Forma Earnings Per Share

The Company’s pro forma basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period, as if the shares of common stock issued upon the conversion and contribution of Mammoth LLC to Mammoth Inc. were outstanding for the entire year. A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

Three Months Ended
March 31, 2016
Pro Forma C Corporation Data (unaudited):
Net loss, as reported	$(23,364,969)
Pro forma benefit for income taxes	(1,776,580)
Pro forma net loss	(21,588,389)

Basic loss per share:
Allocation of earnings:
Net loss	$(21,588,389)
Weighted average common shares outstanding	43,107,452
Basic loss per share	$(0.50)

Diluted loss per share:
Allocation of earnings:
Net loss	$(21,588,389)
Weighted average common shares, including dilutive effect (a)	43,107,452
Diluted loss per share	$(0.50)

(a)	No incremental shares of potentially dilutive restricted stock awards were included for periods presented as their effect was antidulitive under the treasury stock method.

Pro forma basic and diluted loss per share has been computed by dividing pro forma net loss attributable to the Company by the number of shares of common stock determined as if the shares of common stock issued were outstanding for all periods presented. Management believes that these assumptions provide a reasonable basis for presenting the pro forma effects.